SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

Note 8 - SHARE BASED COMPENSATION

ShareBack Incentive Program

Since inception, the Company has operated a ShareBack incentive program designed to reward platform users for qualifying transactional and referral activity on the WeShop platform through equity-settled share-based incentives.

Under the ShareBack program, users earn contingent entitlements to shares (“Contingent Shares,” also referred to as “WePoints”) based on:

●	qualifying purchases completed through the platform (“Qualifying Transactions”)
●	qualifying content or recommendations that generate transactional activity from other users (“Qualifying Recommendations”)
●	qualifying referral activity resulting in purchases by referred users (“Qualifying Referrals”)

Contingent Shares are awarded once the underlying transaction has been confirmed by the retailer but may subsequently be revoked if the transaction is cancelled, returned, or otherwise fails to generate commission income for the Company.

Contingent Shares represent equity-settled share-based awards within the scope of ASC 718. These awards are not subsequently remeasured after grant. Users are not required to provide cash consideration to receive these awards.

The number of Contingent Shares awarded is determined based on the applicable ShareBack rate associated with the relevant qualifying activity and the Company’s share price determined in accordance with program rules at the time the award is calculated.

Following confirmation of the qualifying transaction, Contingent Shares become eligible for redemption no earlier than the fifteenth business day of February, May, July, or November commencing 395 days after the date of initial issuance. Eligible Contingent Shares may be redeemed only during the applicable redemption window, which ends at 5:00 p.m. New York City time on the twentieth business day thereafter, unless the Company elects to extend the redemption period.

If eligible Contingent Shares are not redeemed on or before the expiration of the applicable redemption window, they become void and all rights associated with those Contingent Shares cease.

When redeeming Contingent Shares, holders are required to redeem all then-eligible Contingent Shares and may not redeem only a portion of their eligible balance. Fractional Contingent Shares may not be redeemed and, unless the Company elects in its sole discretion to carry such fractional amounts forward to a subsequent redemption period, any fractional Contingent Shares will become void.

Upon valid redemption, eligible Contingent Shares are settled into Class A ordinary shares delivered by the WeShop Community Trust.

Because the redemption eligibility period does not represent a substantive service condition, compensation cost is recognized at the grant-date fair value of the Contingent Shares when the qualifying transaction is confirmed.

The following table presents a roll forward of Contingent Shares for the six months ended June 30, 2026 and June 30, 2025:

Balance as of January 1, 2025	1,974,208	Intrinsic value £
Granted	44,100
Cancelled	-
Reversed	(30,271)
Redeemed	(2,054)
Balance as of June 30, 2025	1,985,983	43,373,869

Balance as of December 31, 2025	1,385,392
Granted	77,018
Cancelled	(219,069)
Reversed	(49,948)
Redeemed	(45)
Balance as of June 30, 2026	1,193,348	7,937,953

Note 8 - SHARE BASED COMPENSATION (continued)

For the periods ended June 30, 2026 and 2025, the Company recorded a net increase of 27,227 and an increase of 47,515 Contingent Shares, respectively, to various account holders at a weighted average grant date value of £11.73 and £5.87, respectively.

During the periods ended June 30, 2026 and 2025, the Company recorded £95,867 and £269,670, respectively, of share-based compensation expense, related to the Contingent Shares. The cancellations primarily arose from (i) reversals following retailer transaction verification outcomes relating to qualifying transactions, and (ii) the application of program terms under which WePoints may be forfeited where user accounts remain inactive for a defined period (currently three months) or otherwise cease to meet eligibility requirements. Share-based compensation expense related to the ShareBack program is presented within cost of sales in the consolidated statements of operations.

As of June 30, 2026 and December 31, 2025, a total of 1,193,348 and 1,385,392 Contingent Shares remained outstanding. A significant portion of these Contingent Shares relates to awards issued prior to the Company’s listing in November 2025 that had not yet reached their first eligible redemption window under the redemption mechanics introduced in connection with the listing. Under the updated program terms communicated to users through the platform’s terms and conditions, Contingent Shares became redeemable only during specified quarterly redemption windows occurring no earlier than the fifteenth business day of February, May, July, or November following completion of the applicable post-issuance eligibility period. Because these redemption window mechanics became effective upon listing, many Contingent Shares issued in prior periods had not yet reached their first available redemption window as of June 30, 2026 and therefore remained outstanding at period end. As of June 30, 2026, the weighted-average remaining period until first eligibility for redemption of the outstanding Contingent Shares was approximately 145 days. The balance outstanding as of June 30, 2026 primarily reflects the timing of redemption eligibility rather than Contingent Share activity generated during the current year.

All share and per-share amounts presented above reflect the retrospective impact of the 4-for-1 share consolidation effected on October 22, 2025.

Employee Share Option Plan

In 2023, the Company adopted an Employee Share Option Plan (the “ESOP”) to provide equity-based incentives to employees and certain consultants of the Company and its subsidiaries. The purpose of the ESOP is to align the interests of participants with those of shareholders and to support the Company’s ability to attract, retain and motivate individuals who contribute to the long-term success of the business.

Awards under the ESOP may be granted from time to time at the discretion of the Board of Directors or a committee authorized by the Board (the “Administrator”). Options granted under the ESOP generally vest over specified service periods and are exercisable at prices determined by the Administrator at the grant date in accordance with the terms of the plan.

Employee Share Option Activity

A summary of the activity with respect to, and status of, share options during the periods ended June 30, 2026 is presented below:

	Outstanding Options	Weighted Average Exercise Price per Share (£)	Weighted Average Remaining Contractual Term	Weighted Average Remaining Vesting Term	Aggregate Intrinsic Value (£)
Outstanding December 31, 2025	240,786	7.68	7.85	0.68	15,135,808
Granted	8,312	14.69
Outstanding June 30, 2026	249,098	7.91	6.37	3.13	1,656,959

Exercisable as of December 31, 2025	193,559	7.68	7.85	-	12,167,119
Unvested as of June 30, 2026	249,098	7.91	6.37	3.13	1,656,959

Note 8 - SHARE BASED COMPENSATION (continued)

The per-share weighted average grant-date fair value of share options granted during the period ended June 30, 2026 was £14.69. There were no new share options issued during the six month period ended June 30, 2025.

As of June 30, 2026, approximately £749,349 of unrecognized compensation cost related to the staff options is expected to be recognized over the remaining requisite service period.

Director Options

During the year ended December 31, 2025, the Company granted share options to certain members of the Board of Directors and other senior individuals associated with the Company’s governance framework as part of its equity-based compensation arrangements designed to align incentives with long-term shareholder value creation and support the Company’s strategic oversight and development. No new share options were granted during the period ended June 30, 2026.

These share options were granted outside of the Employee Share Option Plan and were approved by the Board of Directors in accordance with the Company’s equity compensation arrangements. The awards were fully vested on the grant date.

These awards are accounted for as equity-classified share-based compensation within the scope of ASC 718. Because the awards were fully vested at the grant date, the related compensation cost was recognized in full on the grant date based on the grant-date fair value of the options.

Director Option Activity

A summary of the activity with respect to, and status of, share options during the period ended June 30, 2026, is presented below:

	Outstanding Options	Weighted Average Exercise Price per Share (£)	Weighted Average Remaining Contractual Term	Weighted Average Remaining Vesting Term	Aggregate Intrinsic Value (£)
Outstanding December 31, 2025	863,784	3.66	4.51	-	57,769,864
Granted	-
Outstanding June 30, 2026	863,784	3.66	4.01	-	57,769,864

Exercisable as of December 31, 2025	863,784	3.66	4.51	-	57,769,864
Unvested as of June 30, 2026	-	-	-	-	-

During the year ended December 31, 2025, previously outstanding director share options totaling 863,784 options expired and new option awards for the same number of shares were granted. The new awards were issued on substantially the same terms as the expired options, other than a reduction in the exercise price from £4.85 per share to £3.66 per share. The replacement awards were fully vested at the grant date and remain exercisable as of June 30, 2026.

Note 8 - SHARE BASED COMPENSATION (continued)

Management evaluated the expiry of the original awards and the issuance of the replacement awards in accordance with ASC 718 and concluded that the replacement awards represented new grants issued following the expiry of the original options. The fair value of the replacement awards was measured at the grant date in accordance with ASC 718.

The per-share weighted average grant-date fair value of director options granted during the year ended December 31, 2025 was £17.36. No new share options were granted during the period ended June 30, 2026.

As of June 30, 2026, there was no unrecognized compensation cost related to the director options as they were fully vested at grant date.

Valuation of Share Options

The fair value of share options granted to employees, consultants and directors is estimated at the grant date using the Black-Scholes option pricing model. Share-based compensation expense related to share options is recognized based on the grant-date fair value of the awards and is recognized over the requisite service period, generally ranging from one to four years.

The Black-Scholes option pricing model requires management to make assumptions regarding expected volatility, expected term, risk-free interest rates and expected dividends. Expected volatility is estimated based on historical share price volatility of guideline public companies over a period consistent with the expected term of the awards. The expected term represents the period over which the options are expected to remain outstanding and is estimated based on the contractual term and other relevant factors, including the relationship between the exercise price and the estimated fair value of the underlying shares at the grant date. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for instruments with maturities consistent with the expected term of the awards. The Company has not historically paid dividends and does not expect to pay dividends in the foreseeable future; therefore, an expected dividend yield of zero was assumed.

The following weighted-average assumptions were used for grants issued during the six months ended June 30, 2026 under the ASC 718 requirements; no grants were issued during the six months ended June 30, 2025 and therefore no comparative is presented.

June 30, 2026
Share price	£42.99
Weighted average risk-free rate	3.81%
Weighted average volatilty	83.00%
Remaining term	6.86

Determination of Fair Value of Ordinary Shares prior to Listing

Prior to the Company’s direct listing on the Nasdaq Capital Market on November 14, 2025, the fair value of the Company’s ordinary shares was determined using valuation techniques consistent with the income approach, including discounted cash flow methodologies. These valuation techniques incorporated significant assumptions, including projected revenue growth, operating costs, working capital requirements, discount rates and broader market conditions. Because the majority of inputs used in these valuation models were unobservable, the resulting fair value measurements were classified as Level 3 within the fair value hierarchy described in ASC 820.

Following the Company’s direct listing, the fair value of ordinary shares is determined with reference to the quoted market price of the Company’s Class A ordinary shares.

Performance Incentive Grants

On October 14, 2025, the Company granted Performance Incentive Grants (“PIG Awards”) to certain executive directors and senior management, including John Foley, Paul Teasdale and John Garner.

The awards were designed to align executive incentives with long-term shareholder value creation and vest upon achievement of specified Company valuation milestones.

The PIG Awards contain market-based vesting conditions linked to the Company achieving specified equity valuation thresholds ranging from $500 million to $1 trillion. Vesting occurs upon achievement of each applicable valuation milestone, subject to continued service through the applicable vesting date unless otherwise provided in the award agreements.

During the year ended December 31, 2025, valuation milestones associated with the $500 million, $1 billion, $2 billion and $5 billion targets were achieved. As a result, compensation cost associated with those tranches was recognized during the period in accordance with ASC 718. No further valuation milestones were met during the period ended June 30, 2026.

The $10 billion and the $1 trillion valuation milestones had not been achieved as of June 30, 2026. Remaining compensation cost of £90,484 associated with these tranches continues to be recognized over the remaining derived service period.

Note 8 - SHARE BASED COMPENSATION (continued)

Share-based compensation expense recognized during the periods ended June 30, 2026 and 2025 related to the PIG Awards by valuation milestone was as follows:

Valuation Milestone (Millions)	June 30, 2026
$500	£-
$1,000	-
$2,000	-
$5,000	-
$10,000	11,848
$1,000,000	-
£11,848

Because the vesting conditions associated with the PIG Awards represent market conditions as defined in ASC 718, compensation cost is recognized over the derived service period determined using a Monte Carlo simulation model. Compensation cost is recognized regardless of whether the market condition is ultimately satisfied, provided the applicable service condition is met.

The grant-date fair value of the PIG Awards was estimated using a Monte Carlo simulation model that incorporated assumptions regarding expected volatility, expected time to achievement of valuation targets, risk-free interest rates and other relevant market inputs. The derived service periods determined using the Monte Carlo model ranged between approximately 1.6 years and 4.5 years depending on the applicable valuation milestone. The Monte Carlo simulation used a selected equity volatility of 55.0% and a risk-free interest rate of approximately 3.6% based on the simulation term.

The PIG Awards were granted to members of executive management and are included within related-party disclosures presented in Note 7 – Related Parties.

For the periods ended June 30, 2026 and 2025, the Company recorded the following share-based compensation expense relating to performance incentive grants, share options and contingent shares:

	June 30
	2026	2025
ShareBack program	£84,020	£333,117
Employee Share Option Plan	133,679	489
Director options	-	-
Performance incentive grants	11,848	-
Total share-based compensation expense	£229,547	£333,606

As of June 30, 2026 the Company has approximately £873,702 in unrecognized share compensation expense related to service-based awards which is expected to be recognized over a weighted-average remaining period of approximately 3.13 years.